NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ 114,484,337	$ 111,446,249
Working capital	$ 3,114,160	$ 2,793,541